Schedule of Unit Purchase Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance	64,850
Weighted average exercise price, outstanding, beginning balance	$ 68.00
Aggregate intrinsic value, outstanding, beginning balance
Number of unit purchase options, granted	59,048
Weighted average exercise price, granted	$ 7.74
Number of unit purchase options, canceled	10,973
Weighted average exercise price, canceled	$ 70.68
Aggregate intrinsic value, canceled
Number of shares, options outstanding, ending balance	112,628	64,850
Weighted average exercise price, outstanding, ending balance	$ 41.90	$ 68.00
Aggregate intrinsic value, outstanding, ending balance
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance	1,297,006	1,055,894
Weighted average exercise price, outstanding, beginning balance	$ 3.40	$ 5.09
Aggregate intrinsic value, outstanding, beginning balance		$ 17,250
Number of unit purchase options, granted		453,711
Weighted average exercise price, granted		$ 3.59
Number of unit purchase options, canceled		212,599
Weighted average exercise price, canceled		$ 7.96
Number of shares, options outstanding, ending balance		1,297,006
Weighted average exercise price, outstanding, ending balance		$ 3.40
Aggregate intrinsic value, outstanding, ending balance
Unit Purchase Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance	4,649
Weighted average exercise price, outstanding, beginning balance	$ 64.00
Aggregate intrinsic value, outstanding, beginning balance
Number of unit purchase options, granted
Weighted average exercise price, granted
Aggregate intrinsic value, granted
Number of unit purchase options, canceled
Weighted average exercise price, canceled
Aggregate intrinsic value, canceled
Number of shares, options outstanding, ending balance	4,649	4,649
Weighted average exercise price, outstanding, ending balance	$ 64.00	$ 64.00
Aggregate intrinsic value, outstanding, ending balance
Unit Purchase Options [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance	92,893	92,893
Weighted average exercise price, outstanding, beginning balance	$ 3.20	$ 3.20
Aggregate intrinsic value, outstanding, beginning balance		$ 5,647
Number of unit purchase options, granted
Weighted average exercise price, granted
Aggregate intrinsic value, granted
Number of unit purchase options, exercised
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised
Number of unit purchase options, canceled
Weighted average exercise price, canceled
Aggregate intrinsic value, canceled
Number of shares, options outstanding, ending balance		92,893
Weighted average exercise price, outstanding, ending balance		$ 3.20
Aggregate intrinsic value, outstanding, ending balance